Available-for-sale securities/Investment securities - Balances recognised under AASB 139 (Details) - AASB 139 Financial Instruments $ in Millions	Sep. 30, 2018 AUD ($)
Available-for-sale securities/Investment securities
Available-for-sale securities	$ 61,119
Government and semi-government debt securities
Available-for-sale securities/Investment securities
Available-for-sale securities	42,979
Other debt securities
Available-for-sale securities/Investment securities
Available-for-sale securities	17,756
Equity securities
Available-for-sale securities/Investment securities
Available-for-sale securities	$ 384